Deferred Income	12 Months Ended
Dec. 31, 2025
Deferred Income [Abstract]
DEFERRED INCOME
28.	DEFERRED INCOME

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
Government grants	27,500	6,500	929

The movements in government grants during the reporting period are as follows:

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
At beginning of the year	36,360	27,500	3,932
Received during the year	7,740	1,000	143
Portion classified as current liabilities (note 25)	(16,600)	(22,000)	(3,146)
At end of the year	27,500	6,500	929